Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Realty Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Above average dividend income and long term capital growth
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 3.19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.19%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your cost will be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of companies in the real estate industry, including but not limited to REITs (real estate investment trusts)
and other real estate related equity securities. The Fund's Adviser uses
Fundamental "bottom-up" analysis to select securities, favoring companies that the Adviser believes offer better growth prospects at reasonable valuations.
The Adviser examines Fundamental criteria such as income statements, balance sheets, and cash flow analysis to evaluate a company's growth prospects. The
Adviser enhances this approach by using "top-down" economic information to determine which property types or areas of the real estate industry will be emphasized. The Fund may sell a security if the security reaches the Adviser's valuation target, if the Adviser believes the company's fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at
		least 80% of the Fund's total assets will be in the real estate industry.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of companies in the real estate industry, including but not limited to REITs (real estate investment trusts) and other real estate related equity securities.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Real Estate Risk - The Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as:

o Decreases in real estate values

o Overbuilding

o Environmental liabilities

o Increases in operating costs, interest rates and/or property taxes.

o Some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.

o REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Small and Medium Sized Company Risk - In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

o Possible dependence on a limited product line, limited financial resources or a limited management group.

o Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

o Greater fluctuation in value than larger, more established company stocks.

Interest Rate Risk - The value of your investment may decrease when interest rates rise. Securities with longer maturities may lose more value due to
		increases in interest rates than securities with shorter maturities.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by
		visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Realty Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 32.59% in the third quarter of 2009, and the lowest return was -39.51% in the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2011
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | NAREIT Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NAREIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.20%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,241
Annual Return 2002	rr_AnnualReturn2002	3.50%
Annual Return 2003	rr_AnnualReturn2003	34.23%
Annual Return 2004	rr_AnnualReturn2004	32.40%
Annual Return 2005	rr_AnnualReturn2005	10.95%
Annual Return 2006	rr_AnnualReturn2006	33.06%
Annual Return 2007	rr_AnnualReturn2007	(17.09%)
Annual Return 2008	rr_AnnualReturn2008	(38.47%)
Annual Return 2009	rr_AnnualReturn2009	22.34%
Annual Return 2010	rr_AnnualReturn2010	26.46%
Annual Return 2011	rr_AnnualReturn2011	8.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.51%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.69%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.49%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.58%

[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.
[2]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.